Loss per common share: (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Loss per common share:
Net loss attributable to common stockholders	$ (11,864,047)	$ (1,778,850)	$ (2,416,897)	$ (668,486)	$ (1,987,285)	$ (3,867,413)	$ (3,797,413)	$ (2,881,219)	$ (2,818,825)	$ (5,159,324)	$ (5,072,668)	$ (6,851,518)	$ (13,364,871)	$ (11,149,991)
Weighted average number of shares of common stock	77,505,908	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,479,184	77,232,049	77,263,381	77,009,351	76,048,925
Income (loss) per common share (in dollars per share)	$ (0.15)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.09)	$ (0.17)	$ (0.15)